UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        December 31, 2011

Check here if Amendment [   ]; Amendment Number:  _____
    This Amendment (Check only one.):  [     ]  is a restatement.
                              [     ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Zesiger Capital Group LLC
Address:	460 Park Avenue, 22nd Floor
		New York, New York 10022

Form 13F File Number:     28-5536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Barrie R. Zesiger
Title:	Managing Director

Phone:	212-508-6390

Signature, Place, and Date of Signing:

	/s/ Barrie R. Zesiger 	New York, NY     February 1, 2012

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None













FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers	: 0
Form 13F Information Table Entry Total: 22
Form 13F Information Table Total Value: $ 213,057 (thousands)


List of Other Included Managers:

	NONE




Name of Issuer               Title        CUSIP     Value    Shares       Sh/PutInvstmOthe Voting Authority
                             of Class             (x$1000)   Prn Amnt     PrnCalDscretMngr       Sole  Share      None
Acco Brands Corp             Common     00081T108   $15,325   1,588,045    SH    SOLE  N/A   1,221,700  N/A    366,345
At & T Corp                  Common     00206R102   $ 1,966      65,000    SH    SOLE  N/A      65,000  N/A        -
Cadiz Inc                    Common     127537207   $15,763   1,636,815    SH    SOLE  N/A   1,205,482  N/A    431,333
Compass Diversified Holdings Common     20451Q104   $ 9,572     772,560    SH    SOLE  N/A     765,000  N/A      7,560
Compugen Ltd                 Common     M25722105   $   248      50,000    SH    SOLE  N/A         -    N/A     50,000
Durect Corporation           Common     266605104   $ 5,058   4,286,800    SH    SOLE  N/A   3,593,300  N/A    693,500
Fxcm Inc                     Common     302693106   $13,314   1,365,550    SH    SOLE  N/A   1,090,500  N/A    275,050
General Cable Corp           Common     369300108   $ 6,338     253,425    SH    SOLE  N/A     211,600  N/A     41,825
Global Power Equipment Group Common     37941P306   $19,664     827,938    SH    SOLE  N/A     672,263  N/A    155,675
Heska Corp                   Common     42805E306   $ 3,110     425,960    SH    SOLE  N/A     409,210  N/A     16,750
Horsehead Holding Corp       Common     440694305   $21,067   2,338,163    SH    SOLE  N/A   1,939,933  N/A    398,230
Libbey Inc                   Common     529898108   $20,888   1,639,585    SH    SOLE  N/A   1,241,600  N/A    397,985
Matrix Service Co            Common     576853105   $18,011   1,907,900    SH    SOLE  N/A   1,556,000  N/A    351,900
Metalico Inc                 Common     591176102   $12,584   3,825,000    SH    SOLE  N/A   2,984,000  N/A    841,000
Microsoft Corp               Common     594918104   $ 1,999      77,000    SH    SOLE  N/A      77,000  N/A        -
Myr Group Inc                Common     55405W104   $ 5,560     290,500    SH    SOLE  N/A     230,000  N/A     60,500
Owens-Illinois Inc           Common     690768403   $ 9,637     497,245    SH    SOLE  N/A     395,000  N/A    102,245
Providence Service Corp      Common     743815102   $ 9,732     707,249    SH    SOLE  N/A     570,534  N/A    136,715
Rand Logistics Inc           Common     752182105   $12,195   1,873,245    SH    SOLE  N/A   1,398,380  N/A    474,865
Stealthgas Inc               Common     Y81669106   $ 7,234   1,874,000    SH    SOLE  N/A   1,548,000  N/A    326,000
United States Steel Corp     Common     912909108   $   582      22,000    SH    SOLE  N/A         -    N/A     22,000
Uranium Resources Inc        Common     916901507   $ 3,213   4,425,860    SH    SOLE  N/A   3,459,700  N/A    966,160